Note 13 - Options (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Shares Underlying Options Outstanding						Shares Underlying Options Exercisable
Range of Exercise Prices			Shares Underlying Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Shares Underlying Options Exercisable	Weighted Average Exercise Price
$2.35	-	$195.00	590,991	8.1	$4.53	160,199	$5.02

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2020	459,524	$8.70
Options granted	257,975	4.36
Options cancelled	(176,312)	(12.66)
Balance, December 31, 2021	541,187	6.77
Options granted	137,597	2.99
Options cancelled	(87,793)	(7.11)
Balance, December 31, 2022	590,991	$4.53

Exercisable, December 31, 2022	160,199	$5.02